Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Business Acquisition [Line Items]
Schedule of pro forma information
The following pro forma information has been prepared for comparative purposes only and is not necessarily indicative of the results of operations as they would have been had the Pacific Pipe, L&M and R&B acquisitions occurred on the assumed dates, nor is it necessarily an indication of future operating results. In addition, the pro forma information does not reflect the cost of any integration activities, benefits from any synergies that may be derived from the Pacific Pipe, L&M and R&B acquisitions or revenue growth that may be anticipated.

	Three Months Ended		Nine Months Ended
	October 31, 2021	November 1, 2020	October 31, 2021	November 1, 2020
Net sales	$1,410.8	$1,047.5	$3,834.5	$2,931.0
Net income	$111.8	$24.3	$155.6	$35.7

The following unaudited pro forma information has been prepared for comparative purposes only and is not necessarily indicative of the results of operations as they would have been had the acquisitions occurred on the assumed dates, nor is it necessarily an indication of future operating results. In addition, the unaudited pro forma information does not reflect the cost of any integration activities, benefits from any synergies that may be derived from the acquisitions or revenue growth that may be anticipated.

	Fiscal Years Ended
	January 31, 2021	February 2, 2020	February 3, 2019
Net sales	$3,661.3	$3,655.0	$3,376.2
Net income	41.6	22.2	19.6

Schedule of intangible assets acquired and assumptions utilized in the valuation
A summary of the intangible assets acquired and assumptions utilized in the valuation for the Pacific Pipe, L&M and R&B acquisitions are as follows:

	Intangible Asset Amount	Amortization Period	Discount Rate	Attrition Rate
L&M Acquisition
Customer relationships	$18.6	10 years	15.5%	15.0%
Non-compete agreement	0.1	5 years	15.5%	N/A
Trademark	0.3	2 years	15.5%	N/A
Pacific Pipe Acquisition
Customer relationships	$45.9	10 years	11.5%	10.0%
Non-compete agreement	0.3	5 years	11.5%	N/A
Trademark	0.5	2 years	11.5%	N/A
R&B Acquisition
Customer relationships	$113.7	15 years	10.0%	7.5%
Non-compete agreement	0.4	5 years	10.0%	N/A
Trademark	0.4	1 year	10.0%	N/A

A summary of the intangible assets acquired and assumptions utilized in the valuation, for each of the acquisitions discussed above is as follows:

	Intangible Asset Amount	Amortization Period	Discount Rate	Attrition Rate
WWSC Acquisition
Customer relationships	$6.1	10 years	13.0%	15.0%

R&B Acquisition
Customer relationships	$113.7	15 years	10.0%	7.5%
Non-compete agreement	0.4	5 years	10.0%	N/A
Trademarks	0.4	1 year	10.0%	N/A

LIP Acquisition
Customer relationships—retail	$89.7	10 years	14.0%	12.5%
Customer relationships—distribution	2.8	15 years	14.0%	5.0%
Non-compete agreement	1.0	5 years	14.0%	N/A
Trademarks	0.7	2 years	14.0%	N/A

Maskell Acquisition
Customer relationships	$5.1	10 years	13.0%	12.5%

Schedule of acquisition related costs
Acquisition-related costs, which are included within selling, general and administrative expenses, for the Pacific Pipe, L&M and R&B acquisitions and the Other 2021 Acquisitions were as follows:

	Three Months Ended		Nine Months Ended
	October 31, 2021	November 1, 2020	October 31, 2021	November 1, 2020
L&M Acquisition	$0.7	$—	$0.9	$—
Pacific Pipe Acquisition	1.0	—	1.2	—
R&B Acquisition	—	—	—	1.4
Other 2021 Acquisitions	—	—	—	—

Acquisition related costs, which are included within selling, general and administrative expenses, for each of the completed acquisitions discussed above were as follows:

	Fiscal Year Ended
	January 31, 2021	February 2, 2020	February 3, 2019
R&B Acquisition	$1.4	$1.1	$—
WWSC Acquisition	0.1	—	—
LIP Acquisition	—	0.5	1.0
Maskell Acquisition	—	0.1	—
Other Acquisitions	—	0.1	0.2

L&M
Business Acquisition [Line Items]
Schedule of allocation of transaction price to the fair value of identifiable assets acquired and liabilities assumed
The following represents the preliminary allocation of the transaction price to the fair value of identifiable assets acquired and liabilities assumed in the L&M Acquisition. The amounts below are preliminary, as the Company is still in the process of completing the valuation of certain tangible and intangible assets acquired as part of the L&M Acquisition.

L&M Acquisition
Accounts receivable	$7.1
Inventories	16.2
Intangible assets	19.0
Goodwill	17.8
Operating lease right-of-use assets	2.4
Other assets, current and non-current	4.3

Total assets acquired	66.8

Accounts payable	2.0
Operating lease liabilities	2.4

Net assets acquired	$62.4

Schedule of reconciliation of total consideration to net assets acquired	The following reconciles the total consideration to net assets acquired:

L&M Acquisition
Total consideration, net of cash	$62.4
Plus: Cash acquired in acquisition	—

Total net assets acquired	$62.4

Pacific Pipe
Business Acquisition [Line Items]
Schedule of allocation of transaction price to the fair value of identifiable assets acquired and liabilities assumed
The following represents the preliminary allocation of the transaction price to the fair value of identifiable assets acquired and liabilities assumed in the Pacific Pipe Acquisition. The amounts below are preliminary, as the Company is still in the process of completing the valuation of certain tangible and intangible assets acquired as part of the Pacific Pipe Acquisition.

Pacific Pipe Acquisition
Cash	$1.7
Accounts receivable	8.9
Inventories	16.9
Intangible assets	46.7
Goodwill	43.0
Operating lease right-of-use assets	16.9
Other assets, current and non-current	6.1

Total assets acquired	140.2

Accounts payable	6.0
Deferred tax liability	11.7
Operating lease liabilities	16.9
Other liabilities, current and non-current	0.1

Net assets acquired	$105.5

Schedule of reconciliation of total consideration to net assets acquired
The following reconciles the total consideration to net assets acquired:

Pacific Pipe Acquisition
Total consideration, net of cash	$103.8
Plus: Cash acquired in acquisition	1.7

Total net assets acquired	$105.5

R&B
Business Acquisition [Line Items]
Schedule of allocation of transaction price to the fair value of identifiable assets acquired and liabilities assumed
The following represents the final allocation of the transaction price to the fair value of identifiable assets acquired and liabilities assumed in the R&B Acquisition.

R&B Acquisition
Cash	$2.7
Accounts receivable	25.0
Inventories	19.8
Intangible assets	114.5
Goodwill	88.4
Operating lease right-of-use assets	9.5
Other assets, current and non-current	10.7

Total assets acquired	270.6

Accounts payable	17.5
Deferred tax liability	31.2
Operating lease liabilities	9.5
Other liabilities, current and non-current	3.6

Net assets acquired	$208.8

As of January 31, 2021 the following represented the preliminary allocation of the transaction price to the fair value of identifiable assets acquired and liabilities assumed in the R&B Acquisition. The amounts below were preliminary, as the Company was still in the process of completing the valuation of certain tangible and intangible assets acquired as part of the R&B Acquisition.

R&B Acquisition
Cash	$2.7
Accounts receivable	24.8
Inventories	19.8
Intangible assets	114.5
Goodwill	88.6
Operating lease right-of-use assets	9.5
Other assets, current and non-current	10.7

Total assets acquired	270.6

Accounts payable	17.5
Deferred income taxes	31.2
Operating lease liabilities	9.5
Other liabilities, current and non-current	3.6

Net assets acquired	$208.8

Schedule of reconciliation of total consideration to net assets acquired
The following reconciles the total consideration to net assets acquired:

R&B Acquisition
Total consideration, net of cash	$207.4
Plus: Cash acquired in acquisition	2.7
Less: Working capital adjustment	(1.3)

Total consideration	208.8
Less: non-cash contingent consideration	—

Net assets acquired	$208.8

The following reconciles the total consideration to net assets acquired:

R&B Acquisition
Total consideration, net of cash	$207.4
Plus: Cash acquired in acquisition	2.7
Less: Working capital adjustment	(1.3)

Total consideration	208.8
Less: non-cash contingent consideration	—

Net asset acquired	$208.8

Long Island Pipe Acquisition
Business Acquisition [Line Items]
Schedule of allocation of transaction price to the fair value of identifiable assets acquired and liabilities assumed

LIP Acquisition
Accounts receivable	$31.0
Inventories	37.0
Intangible assets	94.2
Goodwill	50.9
Operating lease right-of-use assets	18.2
Other assets, current and non-current	5.6

Total assets acquired	236.9

Accounts payable	14.0
Contingent consideration	2.3
Operating lease liabilities	18.2
Other liabilities, current and non-current	2.2

Net assets acquired	$200.2

Schedule of reconciliation of total consideration to net assets acquired
The following represents the final allocation of the transaction price to the fair value of identifiable assets acquired and liabilities assumed in the LIP Acquisition.

LIP Acquisition
Total up-front consideration payment	$216.3
Less: Employment and consulting agreement prepayment; operating cash outflow	(15.0)
Less: Working capital adjustment	(1.1)
Plus: Contingent consideration	2.3

Total consideration	202.5
Less: Contingent consideration	(2.3)

Net assets acquired; investing cash outflow	$200.2